Cover	Nov. 09, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 09, 2026
Entity File Number	001-40193
Entity Registrant Name	SOUNDHOUND AI, INC.
Entity Central Index Key	0001840856
Entity Tax Identification Number	85-1286799
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5400 Betsy Ross Drive
Entity Address, City or Town	Santa Clara
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95054
City Area Code	408
Local Phone Number	441-3200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Class A Common Stock, $0.0001 par value per share
Title of 12(b) Security	Class A Common Stock, $0.0001 par value per share
Trading Symbol	SOUN
Security Exchange Name	NASDAQ
Warrants, each exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share, subject to adjustment
Title of 12(b) Security	Warrants, each exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share, subject to adjustment
Trading Symbol	SOUNW
Security Exchange Name	NASDAQ